Equity	3 Months Ended
Sep. 30, 2011
Equity
Shareholders' Equity and Share-based Payments [Text Block]
9.	COMMON STOCK OPTIONS AND WARRANTS

The following table summarizes the Company’s employee stock option activity for the three and nine months ended September 30, 2011:

	Three Months	Weighted	Nine Months	Weighted
	Ended	Average	Ended	Average
	September 30, 2011	Exercise Price	September 30, 2011	Exercise Price
Options outstanding, beginning of the period	1,729,381	$.14	1,804,584	$.50

Options granted during the period	-	-	819,697	.01

Options exercised during the period	-	-	(725,697)	.01

Options expired during the period	(112,593)	.70	(281,796)	.84

Options outstanding, end of the period	1,616,788	$.10	1,616,788	$.10

Table of Contents

The Company records compensation cost for new and modified awards over the related vesting period of such awards prospectively.

The following table summarizes the Company’s common stock purchase warrant and non-employee stock option activity for the three and nine months ended September 30, 2011:

	Three Months	Weighted	Nine Months	Weighted
	Ended	Average	Ended	Average
	September 30, 2011	Exercise Price	September 30, 2011	Exercise Price
Warrants and non-employee stock options outstanding, beginning and end of the period	591,000	$.49	591,000	$.49